PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2021
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve

	As of December 31,
	2020	2021
	RMB	RMB
General and statutory surplus reserve	1,438	1,438
Education development reserve	2,772	2,399
Total	4,210	3,837